LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 23, 2020	Jun. 27, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of long-term debt			$ 450.0	$ 450.0
Borrowing costs capitalised			31.4	24.5
5.75% senior notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of long-term debt	$ 454.2		450.0	450.0
Contractual cash flows			631.1	658.7
Borrowing costs capitalised	$ 7.5
5.75% senior notes | Unamortized deferred transactions costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised			6.3	7.2
5.75% senior notes | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			25.9	27.5
5.75% senior notes | Later than one year and not later than three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			51.8	51.8
5.75% senior notes | Later than three years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			51.8	51.8
5.75% senior notes | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			501.6	527.6
Equipment loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount of long-term debt			18.9	28.2
Contractual cash flows			20.5	31.3
Borrowing costs capitalised		$ 0.3
Equipment loans | Unamortized deferred transactions costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised			0.2	0.2
Equipment loans | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			8.5	9.4
Equipment loans | Later than one year and not later than three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			12.0	17.9
Equipment loans | Later than three years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			0.0	4.0
Equipment loans | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			$ 0.0	$ 0.0